SHARE-BASED PAYMENT	6 Months Ended
Jun. 30, 2022
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

15.  SHARE-BASED PAYMENT

On March 28, 2011, the shareholders and board of directors of the Company approved the 2011 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

On March 28, 2021, the shareholders and board of directors of the Company approved the 2021 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

A summary of share option and restricted shares activity and related information for the year ended December 31, 2021 and for the six months ended June 30, 2022 are as follows:

Share options granted to employees and directors

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$

Outstanding, January 1, 2021	7,259,020	0.99	1.09	0.51	907
Granted	—	—	—	—	—
Forfeited	(3,708,680)	2.70	1.15	—	—
Exercised	(3,508,990)	0.71	1.00	—	524
Outstanding, December 31, 2021	41,350	0.40	0.97	1.81	9
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding, June 30, 2022 (unaudited)	41,350	0.40	0.97	1.31	—
Vested and expected to vest at June 30, 2022 (unaudited)	41,350	0.40	0.97	1.31	—
Exercisable at June 30, 2022 (unaudited)	41,350	0.40	0.97	1.31	—

15.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value per	contractual	intrinsic
	options	share	year	value
		US$	(Years)	US$

Outstanding, January 1, 2021	30,884,300	0.62	8.98	27,796
Granted	25,777,390	0.42	9.55	15,827
Forfeited	—	—	—	—
Exercised	(34,632,130)	0.60	—	21,264
Outstanding, December 31, 2021	22,029,560	0.42	9.55	13,526
Granted	—	—	—	—
Forfeited	—	—
Exercised	(15,752,320)	0.42	—	977
Outstanding, June 30, 2022 (unaudited)	6,277,240	0.42	9.05	389
Vested and expected to vest at June 30, 2022 (unaudited)	6,277,240	0.42	9.05	389
Exercisable at June 30, 2022 (unaudited)	6,277,240	0.42	9.05	389

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s ordinary share and the exercise price.

As of June 30, 2022, there was no unrecognized share-based compensation costs related to equity awards granted to employees and directors that is expected to be recognized.

15.  SHARE-BASED PAYMENT (continued)

Total share-based compensation expenses relating to options and restricted shares granted to employees and directors for the six months ended June 30, 2021 and 2022 are included in:

	For the six months ended June 30, 2021
	Employees	Directors	Total
	US$	US$	US$

Sales and marketing	16	—	16
General and administrative	30	8	38
Service development	8	—	8

	54	8	62

	For the six months ended June 30, 2022
	Employees	Directors	Total
	US$	US$	US$

Cost of revenue	1,372	—	1,372
General and administrative	919	2,046	2,965
Service development	137	—	137

	2,428	2,046	4,474

On June 27, 2022, the Company completed a private placement, in which it issued certain pre-funded warrants to purchase 4,800,000 ADSs, Series A warrants to purchase 16,000,000 ADSs and Series B warrants to purchase 16,000,000 ADSs. The pre-funded warrants are exercisable immediately at an exercise price of US$0.01 per ADSs and were exercised in full in August 2022. Each Series A warrant is exercisable for one ADS at an exercise price of US$1.10 per ADSs. The Series A warrants are immediately exercisable and will expire on the fifth anniversary of the issuance date. Each Series B warrant is exercisable for one ADS at an exercise price of US$1.00 per ADSs. The Series B warrants are immediately exercisable and will expire on the 2½th anniversary of the issuance date. See Note 19 for detailed discussion of the private placement.

A summary of warrants (excluding pre-funded warrants) activity and related information for the year ended December 31, 2021 and for the six months ended June 30, 2022 are as follows:

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2021	—	—	—	—
Granted	100,000,000	0.68	2.03	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2021	100,000,000	0.68	2.03	—
Granted	320,000,000	0.11	3.73	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, June 30, 2022 (unaudited)	420,000,000	0.24	3.21	—
Vested and expected to vest at June 30, 2022 (unaudited)	420,000,000	0.24	3.21	—
Exercisable at June 30, 2022 (unaudited)	420,000,000	0.24	3.21	—